ACQUISITION OF TARUS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2022		Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (3,638)		$ (3,380)	$ (7,815)	$ (6,682)
Net loss and other comprehensive loss	(1,085)		(2,877)	(2,710)	(6,100)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(3,653)	[1]	(3,543)	(7,442)	(9,023)
Loss before provision for income taxes	(3,638)	[1]	(3,595)	(7,532)	(8,783)
Net loss and other comprehensive loss	$ (1,085)	[1]	$ (3,092)	$ (2,427)	$ (8,201)
Loss per share	$ (0.06)	[1]	$ (0.20)	$ (0.15)	$ (0.54)

[1]	Includes the results of operations of Tarus for the period and, accordingly, there are no pro forma adjustments for the three months ended September 30, 2022.